Average Annual Total Returns - Class D Shares - Janus Henderson Dividend and Income Builder Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	18.71%	6.11%	7.87%	Aug. 01, 2012	18.01%	5.42%	7.08%	Aug. 01, 2012	11.88%	4.81%	6.23%	Aug. 01, 2012	27.67%	8.74%	11.12%	23.71%	7.76%	9.49%